Segment	12 Months Ended
Jun. 30, 2025
Segment [Abstract]
Segment

Note 10 – Segment

In accordance with ASC 280, Segment Reporting, an operating segment is identified as a component of an enterprise that engages in business activities about which separate discrete financial information and operating results is the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company operates and manages its business as a single segment – in the research and development of the Company’s product candidates. The Company’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net loss that also is reported as consolidated net loss on the statement of operations and comprehensive loss, after taking into account the Company’s strategic priorities, its cash balance, and its expected use of cash. Further, the CODM reviews and utilizes functional expenses (i.e., research and development, and general and administrative) at the consolidated level to manage the Company’s operations. Other segment items included are share-based compensation, interest income and other income, net, which are reflected in the segment and consolidated net loss. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

The following table presents financial information, including significant segment expenses, which are regularly provided to the CODM and included within segment and consolidated net loss:

	For the year ended June 30,
	2025	2024	2023
Expenses
Operating expenses, excluding share-based compensation, depreciation and amortization expense:
Selling and marketing	$8,014	$125,427	$262,664
General and administrative
Salaries and related benefit	912,948	1,214,852	1,369,575
Professional fees	583,293	303,577	526,568
Rental expenses	542,749	521,814	575,097
Other expenses*	499,638	720,949	776,066
	2,538,628	2,761,192	3,247,306
Research and development
Salaries and related benefit	593,804	606,761	712,062
Supplies and materials	73,325	85,910	335,047
Other expenses*	233,714	402,345	500,834
	900,843	1,095,016	1,547,943
Share-based compensation
General and administrative	197,361	478,094	888,938
Research and development	47,447	(28,783)	33,685
	244,808	449,311	922,623
Depreciation	77,692	305,780	293,135
Total operating expenses	3,769,985	4,736,726	6,273,671
Operating loss	(3,769,985)	(4,736,726)	(6,273,671)
Other income, net	185,772	373,505	211,342
Income tax expense	-	-	-
Segment and consolidated net loss	(3,584,213)	(4,363,221)	(6,062,329)

*	Other expenses include travelling, transportation, entertainment and other sundries expenses.